Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000002053 | Thrivent Large Cap Growth Fund, Class S_4480883
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002053 | Thrivent International Equity Fund, Class S_4480882
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002053 | Thrivent Large Cap Value Fund, Class S_4480886
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002053 | Thrivent Mid Cap Stock Fund, Class S_4480885
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002053 | Thrivent Core International Equity Fund_4480879
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002053 | Thrivent Global Stock Fund, Class S_4480887
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002053 | Thrivent Core Mid Cap Value Fund_4480881
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002053 | Thrivent Small Cap Stock Fund, Class S_4480884
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002053 | Thrivent Core Emerging Markets Equity Fund_4480878
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002053 | Microsoft Corporation_4480643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002054 | Thrivent Large Cap Growth Fund, Class S_4480883
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002054 | Thrivent International Equity Fund, Class S_4480882
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002054 | Thrivent Large Cap Value Fund, Class S_4480886
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002054 | Thrivent Mid Cap Stock Fund, Class S_4480885
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002054 | Thrivent Core International Equity Fund_4480879
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002054 | Thrivent Global Stock Fund, Class S_4480887
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002054 | Thrivent Core Mid Cap Value Fund_4480881
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002054 | Thrivent Small Cap Stock Fund, Class S_4480884
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002054 | Thrivent Core Emerging Markets Equity Fund_4480878
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002054 | Microsoft Corporation_4480643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Thrivent Core International Equity Fund_4451064
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002055 | Thrivent Core Emerging Markets Debt Fund_4451063
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002055 | Microsoft Corporation_4450512
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4449431
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Apple, Inc._4449495
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002055 | NVIDIA Corporation_4450645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002055 | U.S. Treasury Bonds_4451136
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002055 | U.S. Treasury Notes_4451146
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002055 | Amazon.com, Inc._4449446
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002055 | Meta Platforms, Inc._4450014
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002055 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002055 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002055 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002055 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002055 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000002055 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000002055 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000002055 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002055 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | Thrivent Core International Equity Fund_4451064
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002056 | Thrivent Core Emerging Markets Debt Fund_4451063
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002056 | Microsoft Corporation_4450512
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002056 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4449431
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002056 | Apple, Inc._4449495
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002056 | NVIDIA Corporation_4450645
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002056 | U.S. Treasury Bonds_4451136
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | U.S. Treasury Notes_4451146
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | Amazon.com, Inc._4449446
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002056 | Meta Platforms, Inc._4450014
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002056 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002056 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002056 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002056 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002056 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002056 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000002056 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000002056 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000002056 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002056 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003642 | Thrivent Core Emerging Markets Equity Fund_4453968
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003642 | Microsoft Corporation_4453634
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003642 | Thrivent Core Small Cap Value Fund_4453969
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003642 | NVIDIA Corporation_4453758
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003642 | Amazon.com, Inc._4453136
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003642 | Apple, Inc._4453160
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003642 | Meta Platforms, Inc._4453395
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003642 | Alphabet, Inc., Class C_4453133
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003642 | Visa, Inc._4454017
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003642 | Novartis AG_4453827
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003642 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003642 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003642 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000003642 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003642 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003642 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003644 | Thrivent Core Emerging Markets Equity Fund_4453968
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003644 | Microsoft Corporation_4453634
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003644 | Thrivent Core Small Cap Value Fund_4453969
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003644 | NVIDIA Corporation_4453758
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003644 | Amazon.com, Inc._4453136
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003644 | Apple, Inc._4453160
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003644 | Meta Platforms, Inc._4453395
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003644 | Alphabet, Inc., Class C_4453133
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003644 | Visa, Inc._4454017
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003644 | Novartis AG_4453827
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003644 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003644 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003644 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000003644 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003644 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003644 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088463 | 4483206
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088463 | 4483205
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088463 | 4483181
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088463 | 4483202
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088463 | 4483126
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088463 | 4483207
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088463 | 4483132
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088463 | 4483125
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088463 | 4483123
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088463 | 4483152
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088463 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088463 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | AA
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000088463 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088463 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000088463 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000088463 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000088463 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000088463 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088463 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088463 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000088463 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000088464 | 4483206
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088464 | 4483205
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088464 | 4483181
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088464 | 4483202
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088464 | 4483126
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088464 | 4483207
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088464 | 4483132
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088464 | 4483125
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088464 | 4483123
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088464 | 4483152
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088464 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088464 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | AA
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000088464 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088464 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000088464 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000088464 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000088464 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000088464 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088464 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088464 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000088464 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198645 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000198645 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198645 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000198645 | BAA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000198645 | A
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198645 | AA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000198645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198645 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198645 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198645 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198645 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198645 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198645 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000198645 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198645 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198645 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198645 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198645 | Other States
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000198645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000198645 | Education
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000198645 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000198645 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000198645 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000198645 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198645 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198645 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198645 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198645 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003614 | 4446391
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003614 | 4446454
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4446374
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4446495
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4446796
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4446839
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4446461
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4446418
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4446845
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4446799
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003614 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003614 | CAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003614 | B
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000003614 | BA
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000003614 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003614 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003614 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003614 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003614 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003614 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003614 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003614 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000003614 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003614 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003614 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003616 | 4446391
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003616 | 4446454
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4446374
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4446495
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4446796
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4446839
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4446461
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4446418
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4446845
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4446799
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003616 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003616 | CAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003616 | B
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000003616 | BA
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000003616 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003616 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003616 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003616 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003616 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003616 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003616 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003616 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003616 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000003616 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003616 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003616 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003634 | 4447427
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003634 | 4447431
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003634 | 4447432
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003634 | 4447430
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003634 | 4447429
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003634 | 4447135
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4447084
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4447387
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4447426
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4447428
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003634 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003634 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003634 | BAA
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000003634 | A
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000003634 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003634 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003634 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000003634 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003634 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003634 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003634 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003634 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003634 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003634 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003634 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000003634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003634 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | 4447427
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003636 | 4447431
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003636 | 4447432
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003636 | 4447430
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003636 | 4447429
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003636 | 4447135
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4447084
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4447387
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4447426
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4447428
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003636 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003636 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003636 | BAA
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000003636 | A
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000003636 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003636 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003636 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000003636 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003636 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003636 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003636 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003636 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003636 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003636 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003636 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000003636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003636 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000058555 | 4481509
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058555 | 4481849
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058555 | 4481513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058555 | 4481164
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058555 | 4481709
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4481152
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4481645
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4481507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058555 | 4481788
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058555 | 4481194
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058555 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000058555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000058555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000058555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000058555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000058555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058555 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000058555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058555 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000058555 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000058555 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058555 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058555 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000058555 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058555 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058555 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058555 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058555 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058555 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000058555 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000058555 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058556 | 4481509
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058556 | 4481849
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058556 | 4481513
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058556 | 4481164
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000058556 | 4481709
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4481152
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4481645
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4481507
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058556 | 4481788
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058556 | 4481194
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058556 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000058556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000058556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000058556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000058556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000058556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000058556 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000058556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000058556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000058556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000058556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000058556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000058556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058556 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000058556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058556 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058556 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058556 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000058556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000058556 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003637 | NVIDIA Corporation_4449320
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003637 | Amazon.com, Inc._4449296
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003637 | Microsoft Corporation_4449319
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003637 | Apple, Inc._4449300
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003637 | Meta Platforms, Inc._4449311
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003637 | Alphabet, Inc., Class C_4449295
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003637 | Visa, Inc._4449331
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003637 | Broadcom, Inc._4449303
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003637 | Tesla, Inc._4449328
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003637 | Eli Lilly & Company_4449318
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000003637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000003637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003637 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003637 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003637 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003637 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003639 | NVIDIA Corporation_4449320
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003639 | Amazon.com, Inc._4449296
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003639 | Microsoft Corporation_4449319
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003639 | Apple, Inc._4449300
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003639 | Meta Platforms, Inc._4449311
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003639 | Alphabet, Inc., Class C_4449295
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003639 | Visa, Inc._4449331
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003639 | Broadcom, Inc._4449303
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003639 | Tesla, Inc._4449328
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003639 | Eli Lilly & Company_4449318
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000003639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000003639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003639 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003639 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003639 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003645 | Wells Fargo & Company_4454260
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003645 | Microsoft Corporation_4454240
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003645 | Exxon Mobil Corporation_4454215
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003645 | Bank of America Corporation_4454189
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003645 | Johnson & Johnson_4454230
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003645 | Cisco Systems, Inc._4454199
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003645 | Entergy Corporation_4454213
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003645 | Verizon Communications, Inc._4454257
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003645 | JPMorgan Chase & Company_4454228
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003645 | Charles Schwab Corporation_4454248
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000003645 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003645 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003645 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000003645 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003647 | Wells Fargo & Company_4454260
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003647 | Microsoft Corporation_4454240
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003647 | Exxon Mobil Corporation_4454215
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003647 | Bank of America Corporation_4454189
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003647 | Johnson & Johnson_4454230
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003647 | Cisco Systems, Inc._4454199
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003647 | Entergy Corporation_4454213
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003647 | Verizon Communications, Inc._4454257
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003647 | JPMorgan Chase & Company_4454228
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003647 | Charles Schwab Corporation_4454248
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000003647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003647 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003647 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000003647 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003648 | 4448011
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003648 | 4447498
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003648 | 4448013
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003648 | 4447535
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003648 | 4447890
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4447862
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4447996
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4447646
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4447894
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4447604
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003648 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003648 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003648 | BA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003648 | BAA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000003648 | A
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003648 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003648 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003648 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000003648 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003648 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003648 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003648 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003648 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003648 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003648 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003648 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003648 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003648 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000003648 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003648 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | 4448011
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003650 | 4447498
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003650 | 4448013
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003650 | 4447535
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003650 | 4447890
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4447862
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4447996
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4447646
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4447894
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4447604
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003650 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003650 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | BA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003650 | BAA
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000003650 | A
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003650 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003650 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000003650 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003650 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003650 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003650 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003650 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003650 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003650 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003650 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000003650 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003650 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217755 | Howmet Aerospace, Inc._4484273
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217755 | Tradeweb Markets, Inc._4484306
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217755 | DoorDash, Inc._4484255
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | ExlService Holdings, Inc._4484260
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217755 | Waste Connections, Inc._4484311
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217755 | HubSpot, Inc._4484274
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217755 | Amphenol Corporation_4484242
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217755 | Guidewire Software, Inc._4484268
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217755 | CrowdStrike Holdings, Inc._4484252
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217755 | Ross Stores, Inc._4484298
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000217755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000217755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000217755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000217755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000217755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000217755 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217755 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000217755 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003596 | Steel Dynamics, Inc._4456295
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003596 | DocuSign, Inc._4456268
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003596 | Trimble, Inc._4456298
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003596 | Expand Energy Corporation_4456262
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003596 | SBA Communications Corporation_4456291
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003596 | Arch Capital Group, Ltd._4456305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003596 | Garmin, Ltd._4456306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Waters Corporation_4456301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Howmet Aerospace, Inc._4456274
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003596 | Casey's General Stores, Inc._4456259
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003596 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000003596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003596 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000003596 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003598 | Steel Dynamics, Inc._4456295
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003598 | DocuSign, Inc._4456268
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003598 | Trimble, Inc._4456298
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003598 | Expand Energy Corporation_4456262
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003598 | SBA Communications Corporation_4456291
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003598 | Arch Capital Group, Ltd._4456305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003598 | Garmin, Ltd._4456306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | Waters Corporation_4456301
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | Howmet Aerospace, Inc._4456274
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003598 | Casey's General Stores, Inc._4456259
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000003598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003598 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003598 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000003598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217756 | U.S. Bancorp_4484387
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217756 | D.R. Horton, Inc._4484343
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217756 | M&T Bank Corporation_4484368
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217756 | Flowserve Corporation_4484352
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217756 | Devon Energy Corporation_4484346
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217756 | Labcorp Holdings, Inc._4484367
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217756 | Sysco Corporation_4484384
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217756 | Coterra Energy, Inc._4484332
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217756 | Evergy, Inc._4484350
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000217756 | Jack Henry & Associates, Inc._4484357
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000217756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000217756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000217756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000217756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000217756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000217756 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003599 | Thrivent Large Cap Growth Fund, Class S_4477440
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003599 | Thrivent Large Cap Value Fund, Class S_4477446
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003599 | Thrivent International Equity Fund, Class S_4477439
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003599 | Thrivent Mid Cap Stock Fund, Class S_4477444
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003599 | Thrivent Income Fund, Class S_4477442
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003599 | Thrivent Global Stock Fund, Class S_4477447
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003599 | Thrivent Short-Term Bond Fund, Class S_4477441
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003599 | Thrivent Core Emerging Markets Debt Fund_4477435
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003599 | Thrivent Small Cap Stock Fund, Class S_4477443
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003599 | Thrivent High Yield Fund, Class S_4477445
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003600 | Thrivent Large Cap Growth Fund, Class S_4477440
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003600 | Thrivent Large Cap Value Fund, Class S_4477446
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003600 | Thrivent International Equity Fund, Class S_4477439
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003600 | Thrivent Mid Cap Stock Fund, Class S_4477444
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003600 | Thrivent Income Fund, Class S_4477442
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003600 | Thrivent Global Stock Fund, Class S_4477447
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003600 | Thrivent Short-Term Bond Fund, Class S_4477441
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003600 | Thrivent Core Emerging Markets Debt Fund_4477435
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003600 | Thrivent Small Cap Stock Fund, Class S_4477443
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003600 | Thrivent High Yield Fund, Class S_4477445
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003601 | Thrivent Large Cap Growth Fund, Class S_4479701
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003601 | Thrivent Large Cap Value Fund, Class S_4479707
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003601 | Thrivent International Equity Fund, Class S_4479700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003601 | Thrivent Mid Cap Stock Fund, Class S_4479705
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003601 | Thrivent Global Stock Fund, Class S_4479708
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003601 | Thrivent Core International Equity Fund_4479697
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003601 | Thrivent Core Emerging Markets Equity Fund_4479695
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003601 | Thrivent Income Fund, Class S_4479703
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003601 | Thrivent Small Cap Stock Fund, Class S_4479704
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003601 | Thrivent Core Mid Cap Value Fund_4479699
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003602 | Thrivent Large Cap Growth Fund, Class S_4479701
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003602 | Thrivent Large Cap Value Fund, Class S_4479707
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003602 | Thrivent International Equity Fund, Class S_4479700
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003602 | Thrivent Mid Cap Stock Fund, Class S_4479705
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003602 | Thrivent Global Stock Fund, Class S_4479708
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003602 | Thrivent Core International Equity Fund_4479697
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003602 | Thrivent Core Emerging Markets Equity Fund_4479695
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003602 | Thrivent Income Fund, Class S_4479703
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003602 | Thrivent Small Cap Stock Fund, Class S_4479704
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003602 | Thrivent Core Mid Cap Value Fund_4479699
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003603 | Thrivent Large Cap Value Fund, Class S_4475183
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003603 | Thrivent Large Cap Growth Fund, Class S_4475177
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003603 | Thrivent Income Fund, Class S_4475179
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003603 | Thrivent Short-Term Bond Fund, Class S_4475178
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003603 | Thrivent Core Emerging Markets Debt Fund_4475172
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003603 | Thrivent International Equity Fund, Class S_4475176
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003603 | Thrivent Mid Cap Stock Fund, Class S_4475181
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003603 | Thrivent High Yield Fund, Class S_4475182
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003603 | U.S. Treasury Notes_4475284
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003603 | Thrivent Core International Equity Fund_4475173
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003604 | Thrivent Large Cap Value Fund, Class S_4475183
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003604 | Thrivent Large Cap Growth Fund, Class S_4475177
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003604 | Thrivent Income Fund, Class S_4475179
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003604 | Thrivent Short-Term Bond Fund, Class S_4475178
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003604 | Thrivent Core Emerging Markets Debt Fund_4475172
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003604 | Thrivent International Equity Fund, Class S_4475176
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003604 | Thrivent Mid Cap Stock Fund, Class S_4475181
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003604 | Thrivent High Yield Fund, Class S_4475182
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003604 | U.S. Treasury Notes_4475284
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003604 | Thrivent Core International Equity Fund_4475173
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003605 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000003605 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000003605 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003605 | U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003605 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003607 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000003607 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000003607 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003607 | U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003607 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003608 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003608 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003608 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003608 | BAA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000003608 | A
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000003608 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000003608 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003608 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003608 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003608 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003608 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003608 | California
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003608 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003608 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003608 | Other States
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000003608 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003608 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003608 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003608 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000003608 | Education
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000003608 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003608 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000003608 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003608 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003608 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003608 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003608 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003608 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003610 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003610 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003610 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003610 | BAA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000003610 | A
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000003610 | AA
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000003610 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003610 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003610 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003610 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003610 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003610 | California
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003610 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003610 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003610 | Other States
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000003610 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003610 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003610 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003610 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000003610 | Education
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000003610 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003610 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000003610 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003610 | Housing Finance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003610 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003610 | Other Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003610 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003610 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002058 | 4452875
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002058 | 4452943
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002058 | 4451953
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002058 | 4452215
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002058 | 4451424
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002058 | 4452935
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002058 | 4451423
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002058 | 4452942
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4452939
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | 4452213
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002058 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002058 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000002058 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002058 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002058 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002058 | CAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002058 | B
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002058 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002058 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002058 | A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002058 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002058 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002058 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002058 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002058 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002058 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002058 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002058 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002058 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002058 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002058 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002058 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002058 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002058 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000002058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002058 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002058 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002059 | 4452875
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002059 | 4452943
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002059 | 4451953
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002059 | 4452215
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002059 | 4451424
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002059 | 4452935
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002059 | 4451423
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002059 | 4452942
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4452939
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | 4452213
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002059 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002059 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000002059 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002059 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002059 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002059 | CAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002059 | B
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000002059 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002059 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002059 | A
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002059 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002059 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002059 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002059 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002059 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002059 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002059 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002059 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002059 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002059 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002059 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002059 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002059 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000002059 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002059 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002059 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000198646 | Encompass Health Corporation_4483901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198646 | CyberArk Software, Ltd._4483959
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198646 | J & J Snack Foods Corporation_4483918
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198646 | Triumph Financial, Inc._4483949
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198646 | Globus Medical, Inc._4483908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198646 | WNS Holdings, Ltd._4483958
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | Guidewire Software, Inc._4483910
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198646 | RBC Bearings, Inc._4483937
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Inspire Medical Systems, Inc._4483915
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Federal Signal Corporation_4483905
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000198646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000198646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198646 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198646 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000198646 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003627 | RLI Corporation_4457077
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003627 | National Storage Affiliates Trust_4457067
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | Pegasystems, Inc._4457071
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | Penumbra, Inc._4457072
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | Badger Infrastructure Solutions, Ltd._4457100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Barrett Business Services, Inc._4457028
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | TTM Technologies, Inc._4457086
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | WNS Holdings, Ltd._4457109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | John B. Sanfilippo & Son, Inc._4457079
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Dayforce, Inc._4457032
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003627 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003629 | RLI Corporation_4457077
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003629 | National Storage Affiliates Trust_4457067
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | Pegasystems, Inc._4457071
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | Penumbra, Inc._4457072
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | Badger Infrastructure Solutions, Ltd._4457100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Barrett Business Services, Inc._4457028
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | TTM Technologies, Inc._4457086
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | WNS Holdings, Ltd._4457109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | John B. Sanfilippo & Son, Inc._4457079
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Dayforce, Inc._4457032
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000003629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003629 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003629 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003629 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003629 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%